Property, plant and equipment - Schedule of remaining minimum payments under sale-and-leaseback arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 43	€ 55
Within 1 year
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	29
1 to 2 years
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	21
2 to 3 years
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	14
3 to 4 years
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	7
4 to 5 years
Property, plant and equipment [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 1